Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Nov. 30, 2019	May 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 3 - PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

November 30, 2019
Leasehold improvements	52,189
Property and equipment	236,147

Total cost	288,336

Less accumulated depreciation	(26,431)

Net, property plant and equipment	$261,905

Depreciation expense for the six months ended November 30, 2019 and 2018 was $21,148 and $0, respectively.

NOTE 4 - PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

May 31, 2019
Leasehold improvements	14,818
Property and equipment	107,711

Total cost	122,529

Less accumulated depreciation	(5,298)

Net, property plant and equipment	$117,231

Depreciation expense for the years ended May 31, 2019 and 2018 was $5,298 and $0, respectively.